Stockholders' Equity (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Equity Attributable to Starwood Stockholders
Beginning Balance	$ 3,168		$ 2,955
Net income (loss)	122	131	250	157
Equity compensation activity and other	55		101
Shares repurchases	(61)		(61)
Other comprehensive income (loss)	(49)	25	(10)	78
Ending Balance	3,235		3,235
Common Shares [Member]
Equity Attributable to Starwood Stockholders
Beginning Balance	2		2
Net income (loss)	0		0
Equity compensation activity and other	0		0
Shares repurchases	0		0
Other comprehensive income (loss)	0		0
Ending Balance	2		2
Additional Paid-in-Capital [Member]
Equity Attributable to Starwood Stockholders
Beginning Balance	1,005		963
Net income (loss)	0		0
Equity compensation activity and other	55		97
Shares repurchases	(61)		(61)
Other comprehensive income (loss)	0		0
Ending Balance	999		999
Accumulated Other Comprehensive Income [Member]
Equity Attributable to Starwood Stockholders
Beginning Balance	(309)		(348)
Net income (loss)	0		0
Equity compensation activity and other	0		0
Shares repurchases	0		0
Other comprehensive income (loss)	(49)		(10)
Ending Balance	(358)		(358)
Retained Earnings [Member]
Equity Attributable to Starwood Stockholders
Beginning Balance	2,465		2,337
Net income (loss)	122		250
Equity compensation activity and other	0		0
Shares repurchases	0		0
Other comprehensive income (loss)	0		0
Ending Balance	2,587		2,587
Equity Attributable to Noncontrolling Interests [Member]
Equity Attributable to Starwood Stockholders
Beginning Balance	5		1
Net income (loss)	0		0
Equity compensation activity and other	0		4
Shares repurchases	0		0
Other comprehensive income (loss)	0		0
Ending Balance	$ 5		$ 5